Share based compensation (Details 4) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Statement [Line Items]
Share-based compensation expenses	$ 65,424	$ 126,163	$ 234,691	$ 3,736,091
Performance Share [Member]
Statement [Line Items]
Share-based compensation expenses	0	0	0	458,253
Stock Option [Member]
Statement [Line Items]
Share-based compensation expenses	31,547	5,797	200,814	1,925,492
Other [Member]
Statement [Line Items]
Share-based compensation expenses	0	6,303	0	6,303
Shares For Services [Member]
Statement [Line Items]
Share-based compensation expenses	0	16,000	0	16,000
RSUs [Member]
Statement [Line Items]
Share-based compensation expenses	33,877	0	33,877	0
Warrants Issued For Services [Member]
Statement [Line Items]
Share-based compensation expenses	$ 0	$ 98,063	$ 0	$ 1,330,043